NON-PARTICIPANT - DIRECTED INVESTMENTS (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Change in Net Asset Available for Benefit [Roll Forward]
Beginning of year	€ 225,646,238	€ 213,583,914	€ 209,655,656
Participant contributions	6,135,332	5,526,508	5,393,765
Employer contributions	8,682,778	9,434,257	8,455,057
NET INCREASE (DECREASE)	(7,624,042)	12,062,324	3,928,258
End of year	218,022,196	225,646,238	213,583,914
EBP, Nonparticipant-Directed
EBP, Change in Net Asset Available for Benefit [Roll Forward]
Beginning of year	145,525,742	140,691,705	138,319,301
Net appreciation (depreciation) in fair value of investments	(7,810,847)	16,253,146	4,164,204
Participant contributions	5,035,349	4,797,285	4,640,541
Employer contributions	6,587,969	5,777,217	5,945,539
Benefits paid to participants	(14,410,736)	(21,993,611)	(12,377,880)
NET INCREASE (DECREASE)	(10,598,264)	4,834,037	2,372,404
End of year	€ 134,927,478	€ 145,525,742	€ 140,691,705